6. Short-term investments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	R$ 478,364	R$ 955,589
Foreign Currency [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	92,015	730,846
Private bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	R$ 92,015	R$ 731,061
Weighted average rate equivalent	97.60%	98.00%
Government bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	R$ 21,100	R$ 32,701
Weighted average rate equivalent	99.70%	107.70%
Investment funds [member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	R$ 365,249	R$ 191,827
Weighted average rate equivalent	105.40%	98.90%